Note 1 - Nature of the Business and Basis of Preparation (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Subsidiaries [Table Text Block]
Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring Pharmaceuticals Inc. (“BeyondSpring US”)	Delaware, United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited (“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Shenzhen) Ltd. (“Wanchun Shenzhen”)	The People's Republic of China (“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical Technology Ltd. (“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Clinical trial activities

SEED Therapeutics Inc. (“SEED”)	BVI	June 25, 2019	100%	Pre-clinical development activities

SEED Technology Limited (“SEED Technology”)	BVI	December 9, 2019	57.97%	Holding company